Debt, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total debt outstanding	$ 486,008	$ 433,096
Less related deferred financing costs	(1,752)	(1,539)
Total debt, net of deferred financing costs	484,256	431,557
Less: Current portion of long-term debt, net of deferred financing costs, current	(78,734)	(46,077)
Long-term debt, net of current portion and deferred financing costs, non-current	405,522	385,480
[RevolvingCreditFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	210,000	240,000
[SecuredDebtMember]
Debt Instrument [Line Items]
Total debt outstanding	$ 276,008	$ 193,096